Shareholder Report, Average Annual Return (Details)	9 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000255862
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Grant Park Dynamic Allocation Fund
Average Annual Return, Percent	7.92%
C000255863
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Grant Park Dynamic Allocation Fund
C000134834
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Grant Park Multi Alternative Strategies Fund
Average Annual Return, Percent		0.07%	3.39%	3.66%
C000134835
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Grant Park Multi Alternative Strategies Fund
C000134836
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Grant Park Multi Alternative Strategies Fund
C000134837
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Grant Park Multi Alternative Strategies Fund
Without Sales Load [Member] | C000255862
Average Annual Return [Line Items]
Average Annual Return, Percent	14.50%
Without Sales Load [Member] | C000255863
Average Annual Return [Line Items]
Average Annual Return, Percent	14.80%
Without Sales Load [Member] | C000134834
Average Annual Return [Line Items]
Average Annual Return, Percent		6.13%	4.62%	4.27%
Without Sales Load [Member] | C000134835
Average Annual Return [Line Items]
Average Annual Return, Percent		5.36%	3.84%	3.49%
Without Sales Load [Member] | C000134836
Average Annual Return [Line Items]
Average Annual Return, Percent		6.43%	4.88%	4.53%
Without Sales Load [Member] | C000134837
Average Annual Return [Line Items]
Average Annual Return, Percent		6.15%	4.63%	4.28%
Bloomberg U.S. Treasury: 1-3 Years
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year U.S. Treasury Bond Index
Average Annual Return, Percent	4.17%
Bloomberg U.S. Treasury: 1-3 Years
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year U.S. Treasury Bond Index
Average Annual Return, Percent	4.17%
Bloomberg U.S. Government/Corporate Long Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Corporate Long Bond Index
Average Annual Return, Percent		(1.45%)	(4.75%)	1.80%
Bloomberg U.S. Treasury: 1-3 Years
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year U.S. Treasury Bond Index
Average Annual Return, Percent		3.89%	1.53%	1.67%
Bloomberg U.S. Treasury: 1-3 Years
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year U.S. Treasury Bond Index
Average Annual Return, Percent		3.89%	1.53%	1.67%
Bloomberg U.S. Treasury: 1-3 Years
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year U.S. Treasury Bond Index
Average Annual Return, Percent		3.89%	1.53%	1.67%
Bloomberg U.S. Treasury: 1-3 Years
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year U.S. Treasury Bond Index
Average Annual Return, Percent		3.89%	1.53%	1.67%
Bloomberg U.S. Government/Corporate Long Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Corporate Long Bond Index
Average Annual Return, Percent		(1.45%)	(4.75%)	1.80%
Bloomberg U.S. Government/Corporate Long Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Corporate Long Bond Index
Average Annual Return, Percent		(1.45%)	(4.75%)	1.80%
Bloomberg U.S. Government/Corporate Long Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Corporate Long Bond Index
Average Annual Return, Percent		(1.45%)	(4.75%)	1.80%